Equity Method Investment	12 Months Ended
Dec. 28, 2014
Equity Method Investment
Equity Method Investment

19. Equity Method Investment

        SFSI's wholly owned subsidiary, SF Mexico, is a Mexican holding company that owns 50 percent of SFDN. The other 50 percent of the joint venture is owned by Grupo Calimax S.A. de C.V., an entity comprising the investment interests of a family group who are also the owners of the Calimax grocery store chain in Mexico. At December 28, 2014, this joint venture operated 14 "Smart & Final" format stores in northwestern Mexico, similar in concept to the Company's U.S. stores. This joint venture operates the Mexico stores as a Mexican domestic corporation under the name Smart & Final del Noroeste, S.A. de C.V.. The Company's equity method investment in SFDN is approximately $11.9 million and $10.9 million at December 28, 2014 and December 29, 2013, respectively, which is included in "Equity investment in joint venture" in the consolidated balance sheets. Summarized financial information for SFDN is as follows (in thousands):

	2014	2013
Current assets	$19,923	$17,528
Noncurrent assets	4,540	3,802
Current liabilities	14,066	13,976
Noncurrent liabilities	2,493	2,517

	Fiscal Year 2014	Fiscal Year 2013	Fiscal Year 2012
Sales	$80,667	$77,167	$72,945
Gross profit	14,574	13,675	13,119
Income from continuing operations	2,074	3,298	1,640
Net income	2,074	3,298	1,640

        Undistributed earnings of SFDN included in the Company's retained earnings were $3.5 million and $2.5 million as of December 28, 2014 and December 29, 2013, respectively.